Related Party Transactions (Details) - USD ($)			6 Months Ended		12 Months Ended
	Aug. 01, 2025	Feb. 03, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transactions
Related Party Transaction, Annual Management Fee, Shares	100,000
Supervision fee per new building vessel payable	$ 850,000
Fee per emission allowance, surrendered by responsible entity	1
Due from related parties			$ 59,031,000		$ 46,750,000
Prior service cost and periodic cost			1,346,000	$ 2,807,000
Daily vessel management fee for the vessel bareboat charter for the remainder of 2025	475
Annual management fee payable for the remainder of 2025	2,000,000
Daily vessel management fee for the vessel bareboat charter next fiscal year	550
Daily vessel management fee for vessels on time charter or voyage charter for the remainder of 2025	950
Daily vessel management fee for vessels on time charter or voyage charter for the next fiscal year	1,100
Annual management fee payable to related party in next fiscal year	$ 2,500,000
Manager
Related Party Transactions
Related Party Transaction, Annual Management Fee		$ 2,000,000
Related Party Transaction, Annual Management Fee, Shares		100,000
Daily vessel management fees for vessels on bareboat charter		$ 475
Daily vessel management fees for vessels on time charter		950
Supervision fee per new building vessel payable		850,000	850,000
Fee per emission allowance, surrendered by responsible entity		$ 1
Management fees			18,200,000	15,300,000
Supervision fees for vessels capitalized			3,000,000		1,900,000
Due from related parties			59,000,000		46,800,000
Commissions			6,800,000	6,400,000
Amount capitalized			300,000		1,200,000
Related party | Danaos Chartering
Related Party Transactions
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)		1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)		1.00%
Executive officers
Related Party Transactions
Remaining defined benefit obligation			21,700,000		$ 21,500,000
Prior service cost exercised			1,100,000	600,000
Foreign exchange loss / (gain)			600,000	1,600,000
Interest cost			300,000	$ 200,000
Prior service cost expected to be reclassified			$ 2,300,000